Trade and Other Receivables - Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Ifrs Statement [Line Items]
Trade receivables, net - current	€ 5,782	€ 5,887
Trade receivables, net - non-current	0	1
Trade receivables, net	5,782	5,888
Other receivables - current	454	465
Other receivables - non-current	169	146
Other receivables	623	611
Total trade and other receivables - current	6,236	6,352
Total trade and other receivables - non-current	169	147
Total	6,405	6,499
Contract assets	343	360
Russia and Belarus [Member] | Trade receivables
Ifrs Statement [Line Items]
Expected credit loss	€ 62	€ 5